Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.3%)
Ohio (97.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	495	544
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	130	146
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	500	510
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	5,765	5,953
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	555	598
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,600	1,725
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,750	2,964
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,185	2,355
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	250	269
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	600	673
[1]	Akron City School District COP	5.000%	8/1/2053	1,000	1,032
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/2030	535	540
	Akron OH GO	5.000%	12/1/2041	500	543
	Akron OH GO	5.000%	12/1/2042	525	564
	Akron OH GO	5.000%	12/1/2044	650	682
	Akron OH Income Tax Revenue	4.000%	12/1/2028	285	293
	Akron OH Income Tax Revenue	3.000%	12/1/2029	1,820	1,852
	Akron OH Income Tax Revenue	4.000%	12/1/2029	610	626
	Akron OH Income Tax Revenue	3.000%	12/1/2030	1,870	1,907
	Akron OH Income Tax Revenue	4.000%	12/1/2030	405	427
	Akron OH Income Tax Revenue	3.000%	12/1/2031	1,075	1,089
	Akron OH Income Tax Revenue	4.000%	12/1/2031	1,500	1,535
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	388
	Akron OH Income Tax Revenue	5.000%	12/1/2031	900	902
	Akron OH Income Tax Revenue	3.000%	12/1/2032	1,655	1,674
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,315	1,344
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,285	1,345
	Akron OH Income Tax Revenue	4.000%	12/1/2033	120	124
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,325	1,382
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,350	2,545
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,900	1,919
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,000	1,137
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,000	1,004
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	9,000	10,190
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	3,875	3,630
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	8,935	8,072
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	875	875
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	3,300	3,300
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/4/2026	1,995	1,995
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.880%	3/5/2026	4,340	4,340
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2031	1,300	1,306
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2040	4,325	4,057
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2035	180	185
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2036	225	231
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2037	300	306
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2038	375	381
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2037	205	239
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2038	425	492
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2040	700	794
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2041	1,465	1,642
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2042	1,540	1,708
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2043	1,000	1,101
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2043	415	457
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2044	1,000	1,088
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2044	500	544
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2045	525	565
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2042	475	522
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2043	1,000	1,093
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2044	460	498
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2045	1,100	1,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2046	1,500	1,591
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2048	1,325	1,381
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	1,000	1,031
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2044	1,500	1,627
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	1,000	1,063
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	100	109
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,500	1,681
	Apollo Joint Vocational School District GO	5.000%	12/1/2029	1,195	1,249
	Apollo Joint Vocational School District GO	4.000%	12/1/2035	1,470	1,497
	Apollo Joint Vocational School District GO	4.000%	12/1/2036	1,000	1,016
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2041	1,790	1,818
	Athens City School District GO	4.000%	12/1/2031	400	417
	Athens City School District GO	3.250%	12/1/2048	2,000	1,615
	Avon Lake City School District GO	5.250%	12/1/2062	4,000	4,213
[3]	Bedford City School District GO	5.500%	12/1/2044	1,325	1,442
[3]	Bedford City School District GO	5.500%	12/1/2050	3,915	4,161
[3]	Bedford City School District GO	5.500%	12/1/2058	2,000	2,116
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2046	1,085	861
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2047	1,120	874
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2049	950	719
	Belpre City School District GO	6.000%	11/1/2062	2,000	2,232
[3]	Belpre City School District GO	6.000%	11/1/2062	2,420	2,701
	Big Walnut Local School District GO	5.000%	12/1/2042	920	953
	Big Walnut Local School District GO	3.250%	12/1/2048	3,120	2,537
	Big Walnut Local School District GO	3.500%	12/1/2055	290	234
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,110	2,192
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,000	2,027
	Bowling Green State University College & University Revenue	5.000%	6/1/2028	300	310
	Bowling Green State University College & University Revenue	5.000%	6/1/2029	435	450
	Bowling Green State University College & University Revenue	5.000%	6/1/2033	600	660
	Bowling Green State University College & University Revenue	5.000%	6/1/2037	700	753
	Bowling Green State University College & University Revenue	4.000%	6/1/2038	500	515
	Bowling Green State University College & University Revenue	4.000%	6/1/2039	270	276
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	2,000	2,034
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	1,250	1,413
[3]	Brunswick City School District GO	0.000%	12/1/2035	200	142
[3]	Brunswick City School District GO	0.000%	12/1/2036	200	135
[3]	Brunswick City School District GO	5.250%	12/1/2053	1,000	1,051
[3]	Brunswick City School District GO	5.500%	12/1/2060	2,785	2,953
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,450	2,655
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,250	4,555
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,065	2,201
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	2,026
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	5,375	5,418
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,030	7,065
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	30,685	26,630
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	1,010	1,013
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,075	1,078
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	1,215	1,219
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,000	1,002
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	100	103
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	270	278
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	375	385
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2035	390	399
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	400	406
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2037	210	212
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2038	215	216
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2039	230	230
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	235	233
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	245	240
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	1,200	1,012
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/2028	2,200	2,203
	Canton City School District GO	5.000%	12/1/2043	1,555	1,650
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	380	388
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,500	1,523
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	600	574
	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	10	9
[1]	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	1,590	1,563
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2031	500	509
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2032	400	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2033	400	407
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/2034	565	567
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/2035	670	672
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2036	445	447
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2037	1,000	1,003
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/2038	700	702
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2029	785	822
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2034	790	818
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2055	3,750	3,493
	Clark Shawnee Local School District GO	4.000%	11/1/2031	400	411
	Clark Shawnee Local School District GO	4.000%	11/1/2032	660	676
	Clark Shawnee Local School District GO	4.000%	11/1/2034	860	879
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2028	150	158
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2029	210	221
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2032	545	571
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2034	760	793
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/2035	925	958
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2036	1,000	1,037
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2037	595	615
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2038	825	850
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2031	530	543
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,775	1,805
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	500	507
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,200	2,227
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/2051	225	180
	Cleveland OH GO	3.000%	12/1/2031	1,500	1,527
	Cleveland OH GO	4.000%	12/1/2031	385	408
	Cleveland OH GO	3.000%	12/1/2032	1,825	1,851
	Cleveland OH GO	5.000%	12/1/2032	225	238
	Cleveland OH GO	3.000%	12/1/2033	990	1,000
	Cleveland OH GO	3.000%	12/1/2035	750	751
	Cleveland OH GO	3.000%	12/1/2036	795	787
	Cleveland OH GO	5.000%	12/1/2040	1,000	1,113
	Cleveland OH GO	5.000%	12/1/2041	860	948
	Cleveland OH GO	5.000%	12/1/2042	775	859
	Cleveland OH GO	5.000%	12/1/2043	250	271
	Cleveland OH GO	3.000%	12/1/2049	2,370	1,793
	Cleveland OH Income Tax Revenue	4.000%	10/1/2029	300	308
	Cleveland OH Income Tax Revenue	5.000%	10/1/2032	500	517
	Cleveland OH Income Tax Revenue	5.000%	10/1/2033	500	516
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	700	691
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	521
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	465
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	1,725	1,575
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	1,290	1,152
	Cleveland OH Income Tax Revenue	3.000%	10/1/2045	3,420	2,750
	Cleveland OH Income Tax Revenue	3.000%	10/1/2046	1,710	1,344
	Cleveland OH Income Tax Revenue	2.000%	10/1/2047	1,000	633
	Cleveland State University College & University Revenue	5.000%	6/1/2027	205	205
[3]	Cleveland State University College & University Revenue	5.000%	6/1/2040	2,000	2,209
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/2037	1,820	2,117
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,924	5,164
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2044	2,500	2,438
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2026	265	268
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2030	1,530	1,667
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2031	1,605	1,779
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2032	1,690	1,897
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2033	1,780	1,990
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	6,010	6,245
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2033	250	278
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2035	300	330
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2037	300	310
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2040	350	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2046	1,150	1,036
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2051	1,100	944
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	2,000	1,736
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/2036	1,500	1,631
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,285
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	1,825	1,840
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	670	725
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	1,175	1,188
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,650	2,711
	Columbus OH GO	5.000%	4/1/2037	3,835	4,210
	Columbus OH GO	5.000%	8/15/2039	4,000	4,603
	Columbus OH GO	5.000%	8/15/2042	3,000	3,362
	Columbus OH GO	5.000%	10/1/2043	1,515	1,696
	Columbus OH GO VRDO	1.900%	3/5/2026	485	485
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	1.900%	3/5/2026	1,145	1,145
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	500	556
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	500	550
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,500	4,771
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	9,700	10,224
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.375%	6/1/2043	5,000	5,120
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	5.125%	1/1/2044	3,000	3,285
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/2044	2,000	2,048
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,000	2,026
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2030	335	364
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2032	700	755
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2039	1,345	1,367
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	6,810	5,750
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,000	2,309
	Cuyahoga Community College District GO	5.000%	12/1/2037	55	55
	Cuyahoga County OH GO	3.000%	12/1/2036	1,050	1,031
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	200	203
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	505	507
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	2,000	2,007
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2052	1,975	1,955
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2057	1,050	1,034
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2029	405	420
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2031	500	518
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2033	500	515
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2051	1,485	1,407
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/2031	1,000	917
	Dayton OH Water System Water Revenue	4.000%	12/1/2029	265	268
	Dayton OH Water System Water Revenue	4.000%	12/1/2030	200	202
	Dayton OH Water System Water Revenue	4.000%	12/1/2031	280	283
	Dayton OH Water System Water Revenue	4.000%	12/1/2034	970	980
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	6,000	6,462
	Delhi Township OH GO	4.000%	12/1/2029	150	156
	Delhi Township OH GO	4.000%	12/1/2030	160	167
	Delhi Township OH GO	4.000%	12/1/2032	310	324
	Delhi Township OH GO	4.000%	12/1/2033	400	416
	Delhi Township OH GO	4.000%	12/1/2034	815	841
	Delhi Township OH GO	4.000%	12/1/2035	430	439
	Delhi Township OH GO	4.000%	12/1/2036	320	324
	Dublin City School District GO	5.000%	12/1/2043	700	771
	Dublin City School District GO	5.000%	12/1/2044	800	872
	Dublin OH GO	3.000%	12/1/2035	25	25
	Dublin OH GO	3.000%	12/1/2036	290	288
	East Knox Local School District GO	3.000%	11/1/2056	1,045	743
	EHOVE Joint Vocational School District GO	5.000%	12/1/2042	865	924
	EHOVE Joint Vocational School District GO	5.000%	12/1/2044	875	920
	EHOVE Joint Vocational School District GO	5.000%	12/1/2045	1,000	1,044
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	2,000	2,051
	Elyria OH GO	4.000%	12/1/2031	225	226
	Elyria OH GO	4.000%	12/1/2032	280	281
	Elyria OH GO	4.000%	12/1/2033	440	441
	Euclid City School District GO	5.000%	1/15/2041	1,300	1,450
	Euclid City School District GO	5.000%	1/15/2043	1,430	1,562
	Euclid City School District GO	4.750%	1/15/2054	645	645
	Fairborn City School District GO	3.000%	12/1/2055	7,320	5,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2028	150	156
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2031	110	114
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2032	125	130
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2034	175	181
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2035	175	180
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2037	290	296
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2040	1,000	896
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2045	2,000	1,584
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2050	2,640	1,921
	Fairfield County OH GO	2.000%	12/1/2041	800	598
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2045	4,210	3,361
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,365	2,501
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	10,220	11,161
	Franklin City School District GO	3.000%	11/1/2040	400	368
	Franklin City School District GO	3.000%	11/1/2050	1,500	1,117
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,378
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	800	849
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	565	597
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2035	500	525
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,422
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	620	646
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2039	515	535
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	8,560	8,467
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2038	1,000	1,139
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2039	1,000	1,131
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	1,000	1,122
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2042	4,000	4,389
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	530	581
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	135	147
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	100	108
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	485	488
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,585	2,511
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	1,500	1,587
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	5,855	5,666
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,780	2,787
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	5,000	4,737
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	1,490	1,512
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	4,235	4,650
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	4,910	4,425
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	6,280	6,635
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	1,100	1,034
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	5,700	5,700
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.750%	3/4/2026	2,375	2,375
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.750%	3/4/2026	14,055	14,055
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/5/2026	5,635	5,635
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2037	1,155	1,216
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2038	2,500	2,627
[5]	Freddie Mac Pool	3.750%	10/1/2038	4,273	4,207
[5]	Freddie Mac Pool	4.250%	6/1/2041	1,987	2,021
[5]	Freddie Mac Pool	4.300%	8/1/2042	4,992	5,166
	Fremont City School District GO	5.000%	1/15/2040	200	200
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/2057	3,565	2,481
	Grandview Heights City School District GO	5.000%	12/1/2042	1,000	1,113
	Grandview Heights City School District GO	4.000%	12/1/2051	1,980	1,869
	Grandview Heights City School District GO	5.000%	12/1/2054	2,700	2,826
	Grandview Heights City School District GO	3.125%	12/1/2055	245	181
	Grandview Heights City School District GO	4.250%	12/1/2055	1,555	1,492
	Grandview Heights City School District GO	5.000%	12/1/2058	2,390	2,498
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/2029	500	531
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2037	1,085	1,029
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2041	2,000	1,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	4,975	4,072
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2046	7,065	5,470
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2059	3,000	2,917
	Greene County Vocational School District GO	5.000%	12/1/2029	300	322
	Greene County Vocational School District GO	4.000%	12/1/2034	700	720
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,109
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	2,000	2,093
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,092
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,515	1,624
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,000	2,088
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,000	1,074
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,000	1,053
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	6,680	5,655
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	3,595	3,233
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	2,945	2,451
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	2,500	2,442
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,255	2,323
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	900	924
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	4,265	4,670
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,150	1,151
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	2,750	2,753
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2042	4,655	4,657
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	850	850
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	3,400	3,400
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2051	2,210	2,161
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2052	5	5
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	14,880	14,880
[1,6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2027	370	352
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	2,110	2,133
	Hamilton County Southwest Local School District GO	5.000%	1/15/2030	1,295	1,356
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2030	200	211
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2034	400	418
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2036	350	362
	Hilliard OH Income Tax Revenue	5.000%	12/1/2038	1,655	1,828
	Hilliard OH Income Tax Revenue	5.000%	12/1/2040	1,825	1,994
	Hilliard OH Income Tax Revenue	5.000%	12/1/2041	1,915	2,085
	Hilliard OH Income Tax Revenue	5.000%	12/1/2042	510	550
	Hilliard OH Income Tax Revenue	5.000%	12/1/2058	7,000	7,190
	Hilliard School District GO	5.250%	12/1/2054	2,000	2,140
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2034	1,235	1,287
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2039	1,325	1,352
	Hudson OH City School District GO	4.000%	12/1/2033	420	421
	Indian Hill Exempted Village School District GO	2.000%	12/1/2040	1,250	968
	Indian Hill Exempted Village School District GO	2.125%	12/1/2041	1,265	965
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2041	705	805
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	720	814
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2043	5,000	5,585
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2044	2,500	2,758
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2045	2,000	2,181
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2048	3,000	3,193
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	8,805	9,260
	Kenston Local School District GO	0.000%	12/1/2027	1,100	1,050
	Kent City School District GO	3.000%	12/1/2040	1,000	897
	Kent State University College & University Revenue	5.000%	5/1/2030	175	193
	Kent State University College & University Revenue	5.000%	5/1/2031	175	193
	Kent State University College & University Revenue	5.000%	5/1/2032	150	164
	Kent State University College & University Revenue	5.000%	5/1/2033	250	273
	Kent State University College & University Revenue	5.000%	5/1/2034	315	342
	Kent State University College & University Revenue	5.000%	5/1/2035	350	379
	Kent State University College & University Revenue	5.000%	5/1/2036	400	431
	Kent State University College & University Revenue	5.000%	5/1/2037	225	242
	Kent State University College & University Revenue	5.000%	5/1/2038	300	321
	Kent State University College & University Revenue	5.000%	5/1/2038	1,300	1,491
	Kent State University College & University Revenue	5.000%	5/1/2039	300	320
	Kent State University College & University Revenue	5.000%	5/1/2040	450	478
	Kettering City School District COP	5.000%	12/1/2031	260	277
	Kettering City School District COP	4.000%	12/1/2033	270	280
	Kettering City School District COP	4.000%	12/1/2035	375	386
	Kettering City School District COP	3.375%	12/1/2046	295	253
[1]	Kettering City School District GO	5.250%	12/1/2031	1,000	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kings Local School District GO	5.500%	12/1/2062	3,760	3,991
	Lake Local School District OH Wood County GO	4.000%	12/1/2058	7,000	6,226
	Lakewood City School District GO	4.000%	11/1/2030	235	242
	Lakewood City School District GO	4.000%	11/1/2031	440	452
	Lakewood City School District GO	4.000%	11/1/2032	245	251
	Lakewood City School District GO	4.000%	11/1/2033	375	383
	Lakewood City School District GO	4.000%	11/1/2034	380	388
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2029	240	255
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2029	285	305
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2030	280	301
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2030	285	309
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,715	10,496
	Lexington Local School District GO	3.000%	10/1/2044	490	414
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/2046	250	197
	Liberty-Benton Local School District GO	3.000%	11/1/2054	2,000	1,441
	Licking Heights Local School District GO	3.500%	10/1/2054	200	162
	Licking Heights Local School District GO	5.500%	10/1/2059	6,565	6,940
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2031	200	211
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2032	260	273
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2033	180	189
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2034	250	251
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2035	380	380
	Logan Elm Local School District GO	4.000%	11/1/2055	975	902
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/2042	480	482
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,380	1,234
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	1,850	1,845
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2028	100	101
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2029	100	102
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2030	200	204
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2035	800	801
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/2040	100	77
	Medina County OH GO	4.000%	12/1/2029	165	166
	Medina County OH GO	4.000%	12/1/2031	160	161
	Medina County OH GO	3.000%	12/1/2035	270	270
	Medina County OH GO	3.000%	12/1/2037	500	489
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	100	106
	Miami University OH College & University Revenue	5.000%	9/1/2031	640	715
	Miami University OH College & University Revenue	5.000%	9/1/2036	685	759
	Miami Valley Career Technology Center GO	4.000%	12/1/2033	725	747
	Miami Valley Career Technology Center GO	5.000%	12/1/2044	4,550	4,673
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,630	1,590
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	550	537
[3]	Midview Local School District COP	4.000%	11/1/2028	810	842
[3]	Midview Local School District COP	4.000%	11/1/2029	870	916
	Milford Exempted Village School District GO	4.000%	12/1/2034	300	317
	Milford Exempted Village School District GO	4.000%	12/1/2035	250	263
	Milford Exempted Village School District GO	4.000%	12/1/2036	150	157
	Milford Exempted Village School District GO	4.000%	12/1/2037	250	261
	Milford Exempted Village School District GO	4.000%	12/1/2040	225	232
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,130	1,147
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	230	243
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	500	533
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,000	2,122
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	175	195
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	300	326
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	1,530	1,381
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	450	457
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,950	2,020
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	403
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,000	1,030
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	270	289
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	4,060	3,640
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	3,000	3,062
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	100	81
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	4,130	3,920
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	892
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	4,525	4,238
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,700	1,219
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,340	2,083
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,060	4,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2049	1,100	1,125
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2054	4,850	4,913
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	1,000	1,000
	Muskingum County OH GO	4.000%	12/1/2049	1,755	1,696
	Muskingum County OH GO	4.000%	12/1/2060	2,000	1,836
	New Albany Plain Local School District GO	5.250%	12/1/2059	2,000	2,147
	North Olmsted City School District GO	4.125%	10/15/2053	2,000	1,944
	North Ridgeville City School District GO	5.500%	12/1/2057	1,060	1,094
	North Ridgeville City School District GO	4.500%	12/1/2061	1,500	1,488
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	100	101
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	100	105
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	230	246
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2030	150	163
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2035	750	765
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/2040	1,990	1,715
[3]	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2042	1,310	1,249
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2045	900	821
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2040	205	187
	Oakwood City School District GO	5.000%	12/1/2039	200	222
	Oakwood City School District GO	5.000%	12/1/2040	500	552
	Oakwood City School District GO	5.000%	12/1/2042	655	713
	Oakwood City School District GO	5.000%	12/1/2044	375	401
	Oakwood City School District GO	5.000%	12/1/2045	455	484
	Oakwood City School District GO	5.000%	12/1/2046	815	859
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/2029	220	241
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	645	662
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.350%	6/30/2040	1,500	1,526
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	12,600	12,807
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	2,000	2,014
	Ohio Appropriations Revenue	5.000%	12/15/2026	1,035	1,058
	Ohio Auto Parking Revenue	3.125%	11/15/2034	435	436
	Ohio Auto Parking Revenue	3.375%	11/15/2039	2,020	2,005
	Ohio GO	5.000%	5/1/2031	3,000	3,410
	Ohio GO	5.000%	5/1/2036	1,255	1,288
	Ohio GO	5.000%	3/1/2039	500	547
	Ohio GO	5.000%	11/1/2040	1,570	1,791
	Ohio GO	5.000%	5/1/2041	1,000	1,158
	Ohio GO	5.000%	3/1/2042	1,485	1,662
	Ohio GO	5.000%	5/1/2042	5,725	6,423
	Ohio GO	5.000%	3/1/2043	3,000	3,332
	Ohio GO	5.000%	3/1/2044	10,000	11,111
	Ohio GO	5.000%	5/1/2044	10,210	11,256
	Ohio GO	5.000%	6/15/2044	1,720	1,916
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	155	171
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	125	129
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	100	109
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,305
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	500	555
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2037	1,000	1,057
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,670	1,680
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	2,740	2,735
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	2,395	2,424
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,279
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	953
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	850	683
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/2046	3,000	2,703
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	1,345	1,277
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2046	1,060	830
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/2049	8,000	5,112
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	15,445	13,449
[3]	Ohio Health, Hospital, Nursing Home Revenue BAM	3.000%	1/15/2045	1,500	1,259
[3]	Ohio Health, Hospital, Nursing Home Revenue BAM	4.000%	1/15/2050	1,740	1,581
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.800%	3/2/2026	6,095	6,095
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	100	100
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/4/2026	5,700	5,700
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/4/2026	1,850	1,850
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/2029	65	68
	Ohio Higher Educational Facility Commission Auto Parking Revenue (University Circle Inc. Project)	5.000%	1/15/2050	1,500	1,516
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2027	105	108
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/2031	2,040	2,076

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2035	150	153
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2042	450	456
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	1,500	1,446
Ohio Higher Educational Facility Commission College & University Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/2052	1,975	2,014
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/2037	2,605	2,744
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/2052	1,250	1,266
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2038	1,225	1,274
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2036	720	707
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2037	720	693
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2038	300	309
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2039	300	308
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	4,250	3,107
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2048	1,000	1,044
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2053	2,000	2,068
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2025 Project)	5.000%	2/1/2041	1,400	1,570
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/2042	1,100	1,121
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	1,940	1,618
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	7,300	5,776
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	1,000	857
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2020 Project)	4.000%	7/1/2044	1,300	1,208
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/2036	3,500	3,967
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2030	300	310
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2031	550	567
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2032	275	283
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2026	475	482
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2028	1,140	1,205
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2029	1,015	1,092
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2030	740	793
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2031	200	213
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/2049	2,180	1,823
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2046	2,375	2,033
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	2,875	2,937
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2039	4,890	4,929
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2044	1,980	1,907
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	2,905	2,933
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	2,890	2,808
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/2028	200	211
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2033	130	142
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2034	875	949
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2035	800	864
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2036	250	257
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	250	237
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2038	925	943
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2040	400	358
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2042	640	541
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/2052	2,125	1,864
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2037	595	594
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2038	170	168
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2039	1,005	983
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2040	600	579
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	935	982
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2045	790	797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,005	3,946
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	935	938
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	975	990
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,015	1,041
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,055	1,093
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	1,000	1,045
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	375	397
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	420	439
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,000	1,017
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,310	1,332
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,325	1,321
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	350	316
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2050	3,600	3,435
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2052	2,500	2,509
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	3,260	3,260
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	2,015	2,015
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.700%	3/4/2026	1,900	1,900
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	1,906	1,985
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	1,995	2,134
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/2046	5,740	4,432
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/2049	1,350	1,587
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/2049	1,000	1,209
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	605	604
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/2051	1,575	1,093
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,385	2,371
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	10,030	10,467
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/2054	5,865	6,225
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2054	1,725	1,720
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	960	1,066
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,940	3,234
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,490	3,873
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,890	3,218
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	3,000	2,999
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	2,815	3,160
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	2,520	2,552
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	430	446
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/2037	5,060	4,418
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/2047	415	417
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/2048	1,245	1,248
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,445	2,445
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,820	2,130
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	315	323
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,890	1,906
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	1,000	1,008
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	740	745
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	140	140
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	330	330
[2,4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	11,455	11,455
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/2028	160	170
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2038	5,585	6,037
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2040	4,000	4,288
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2041	750	812
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	10/1/2043	5,000	5,547
	Ohio State University College & University Revenue	4.000%	12/1/2039	2,230	2,308
[7]	Ohio State University College & University Revenue	4.000%	12/1/2048	15,000	14,530
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	5,000	5,985
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	13,145	14,197
	Ohio State University College & University Revenue VRDO	1.700%	3/4/2026	2,600	2,600
	Ohio State University College & University Revenue VRDO	2.100%	3/4/2026	2,580	2,580
	Ohio State University College & University Revenue VRDO	2.100%	3/4/2026	7,350	7,350
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2028	125	132
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	500	575
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	1,825	1,365
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	7,975	5,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	9,615	6,554
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2038	430	486
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	3,355	3,772
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	3,155	1,950
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	1,500	791
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	9,500	9,226
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	2,000	2,108
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	3,905	4,062
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/2037	1,210	1,234
	Ohio University College & University Revenue	5.250%	12/1/2054	5,345	5,664
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	135	153
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	1,125	1,213
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2039	5,025	5,381
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	1,000	1,050
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	2,000	2,165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/2037	125	131
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	5,000	5,440
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	2,705	2,909
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	6,980	7,857
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	1,980	2,242
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2043	3,000	3,343
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	5,280	5,819
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	2,000	2,115
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2026	300	302
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2026	475	485
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2035	1,000	1,120
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2036	450	501
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	3,000	3,391
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	5,000	5,681
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	6,650	7,647
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	12,400	14,113
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	2,775	3,123
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,125	2,342
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,725	3,033
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2047	3,000	3,301
	Olentangy Local School District GO	4.000%	12/1/2034	475	486
[8]	Olentangy Local School District GO	5.000%	12/1/2044	5,395	6,003
[8]	Olentangy Local School District GO	5.000%	12/1/2055	3,000	3,167
[3]	Perry Lake County Local School District COP	3.000%	12/1/2034	675	673
[3]	Perry Lake County Local School District COP	3.000%	12/1/2036	1,205	1,180
[3]	Perry Lake County Local School District COP	3.000%	12/1/2038	1,215	1,150
	Pickerington Local School District GO	4.000%	12/1/2038	1,000	1,053
	Pickerington Local School District GO	4.000%	12/1/2039	1,000	1,044
	Pickerington Local School District GO	5.250%	12/1/2059	2,000	2,093
[1]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2055	2,860	2,955
[1]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2060	2,400	2,464
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	2,220	2,276
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2058	1,150	1,210
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,000	4,118
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,265	4,364
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2063	1,600	1,679
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	1,000	997
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.000%	12/1/2044	1,500	1,542
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.125%	12/1/2055	1,500	1,496
	Reynoldsburg OH GO	3.550%	12/1/2042	640	620
	Reynoldsburg OH GO	3.600%	12/1/2048	670	580
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	220	236
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,073
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/2037	900	982
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/2047	1,000	943
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/2051	900	839
	Rossford Exempted Village School District GO	4.000%	12/1/2053	2,180	1,985
	Shaker Heights City School District GO	5.250%	12/15/2054	3,275	3,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shaker Heights City School District GO	5.250%	12/15/2059	7,695	8,212
	Shaker Heights City School District GO	5.500%	11/1/2062	2,000	2,173
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2029	1,400	1,477
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2039	550	564
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2036	350	366
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2037	350	363
	Southwest Licking Local School District GO	4.000%	11/1/2034	500	509
	Southwest Licking Local School District GO	3.375%	11/1/2047	120	101
	South-Western City School District GO	3.000%	12/1/2033	30	30
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	2,000	2,052
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	3,450	3,645
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,690	2,874
[3]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	5,680	5,970
[3]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	5,275	5,308
	Summit County Green Local School District GO	5.000%	11/1/2052	2,500	2,560
	Toledo City School District GO	5.000%	12/1/2054	3,000	3,149
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	3,000	3,142
	Toledo OH Water System Water Revenue	5.000%	11/15/2037	5,040	5,491
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2034	950	950
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2039	950	950
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/2053	1,000	1,038
	Troy OH City School District GO	5.000%	12/1/2043	500	541
	Troy OH City School District GO	5.000%	12/1/2044	550	590
	Troy OH City School District GO	5.000%	12/1/2054	2,000	2,099
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2029	365	382
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2030	375	392
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2031	480	501
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2032	400	416
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2033	435	452
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2034	315	315
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2035	450	446
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2036	850	831
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	1,395	1,046
	Union County OH GO	5.000%	12/1/2027	215	222
	Union County OH GO	5.000%	12/1/2037	950	969
	Union County OH GO	5.000%	12/1/2038	615	626
	University of Akron College & University Revenue	5.000%	1/1/2030	530	576
	University of Cincinnati College & University Revenue	3.500%	6/1/2032	1,230	1,231
	University of Cincinnati College & University Revenue	5.000%	6/1/2036	180	189
	University of Cincinnati College & University Revenue	3.000%	6/1/2039	1,530	1,452
	University of Cincinnati College & University Revenue	5.000%	6/1/2039	1,070	1,203
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,180	1,308
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	760	847
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	845	933
	University of Cincinnati College & University Revenue	5.250%	6/1/2049	4,500	4,786
	University of Cincinnati College & University Revenue	5.250%	6/1/2054	10,100	10,622
	University of Toledo College & University Revenue	5.000%	6/1/2026	100	101
	University of Toledo College & University Revenue	5.000%	6/1/2027	100	103
	University of Toledo College & University Revenue	5.000%	6/1/2029	1,250	1,290
[4]	University of Toledo College & University Revenue TOB VRDO	2.050%	3/2/2026	810	810
[4]	University of Toledo College & University Revenue TOB VRDO	2.050%	3/2/2026	14,050	14,050
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2033	175	184
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2034	150	157
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2036	320	332
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/2055	3,000	3,083
	Valley View Local School District GO	3.000%	11/1/2051	2,400	1,770
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	350	351
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	873
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	570	611
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	625	669
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	1,020
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	1,017
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,695	1,578
[3]	Warrensville Heights City School District GO	5.000%	12/1/2034	115	115
	West Carrollton City School District GO	3.000%	12/1/2039	1,125	1,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,220	1,239
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	1,445	1,458
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/2036	475	490
	Westfall Local School District GO	4.000%	12/1/2033	200	213
	Westfall Local School District GO	4.000%	12/1/2036	250	262
	Westfall Local School District GO	2.375%	12/1/2050	425	273
	Wickliffe City School District GO	3.000%	12/1/2039	400	371
	Wickliffe City School District GO	3.000%	12/1/2040	215	195
	Wickliffe City School District GO	4.000%	12/1/2050	3,080	2,806
	Winton Woods City School District GO	0.000%	11/1/2029	885	798
	Winton Woods City School District GO	0.000%	11/1/2030	1,005	875
	Winton Woods City School District GO	0.000%	11/1/2031	1,020	860
	Winton Woods City School District GO	0.000%	11/1/2032	1,140	925
	Worthington City School District GO	5.000%	12/1/2041	2,000	2,191
	Worthington City School District GO	5.000%	12/1/2043	1,370	1,473
	Worthington City School District GO	3.750%	12/1/2048	1,425	1,269
	Worthington City School District GO	5.500%	12/1/2054	11,000	11,745
[3]	Wright State University College & University Revenue	5.000%	5/1/2028	570	601
[3]	Wright State University College & University Revenue	5.000%	5/1/2029	595	641
[3]	Wright State University College & University Revenue	5.000%	5/1/2030	240	264
	Wynford Local School District GO	3.750%	11/1/2054	325	278
	Wyoming City School District GO	5.000%	12/1/2061	10,325	10,750
[3]	Yellow Springs Exempt Village School District GO	5.250%	12/1/2054	1,000	1,045
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/2060	1,000	1,055
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2030	250	267
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2031	1,160	1,240
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2032	1,250	1,332
					1,486,816
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	111
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,150	1,144
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	140	154
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	399
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	375	396
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	25	26
					2,230
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	3,255	3,331
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,421	2,586
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	1,512	1,680
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	417	309
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	851	870
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	5,743	5,837
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	255	255
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	200	194
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	635	677
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,350	1,431
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	780	832
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	290	303
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	35	37
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	250	242
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	498	478
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	415	374
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	676	568
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	231	179
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,773	1,776
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	92	92
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,000	967
					23,279
Total Tax-Exempt Municipal Bonds (Cost $1,523,798)					1,512,426

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	2,061	1,406
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	794	550
Total Taxable Municipal Bonds (Cost $1,743)				1,956
Total Investments (99.4%) (Cost $1,525,541)				1,514,382
Other Assets and Liabilities—Net (0.6%)				8,849
Net Assets (100%)				1,523,231
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $36,984, representing 2.4% of net assets.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Securities with a value of $292 have been segregated as initial margin for open futures contracts.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	76	15,905	18
5-Year U.S. Treasury Note	June 2026	90	9,913	29
10-Year U.S. Treasury Note	June 2026	30	3,414	16
				63

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2026	(61)	(7,417)	(107)
				(44)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	3,090	Buy	5-Year MMD AAA General Obligation Scale	3.500%	194	194	—
4/22/2026	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	3.460%	14	14	—
4/22/2026	MSBNA	180	Buy	5-Year MMD AAA General Obligation Scale	3.460%	11	11	—
4/23/2026	JPMC	630	Buy	5-Year MMD AAA General Obligation Scale	3.380%	35	35	—
4/28/2026	MSBNA	400	Buy	30-Year MMD AAA General Obligation Scale	4.700%	37	37	—
4/28/2026	JPMC	268	Buy	30-Year MMD AAA General Obligation Scale	4.700%	25	25	—
4/29/2026	RBC	403	Buy	30-Year MMD AAA General Obligation Scale	4.650%	34	34	—
5/6/2026	RBC	110	Buy	10-Year MMD AAA General Obligation Scale	3.620%	10	10	—
5/6/2026	MSBNA	100	Buy	10-Year MMD AAA General Obligation Scale	3.640%	10	10	—
5/19/2026	RBC	176	Buy	15-Year MMD AAA General Obligation Scale	4.060%	19	19	—
5/19/2026	MSBNA	160	Buy	15-Year MMD AAA General Obligation Scale	4.060%	17	17	—
8/18/2026	RBC	293	Buy	30-Year MMD AAA General Obligation Scale	4.770%	27	27	—
						433	433	—
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,512,426	—	1,512,426
Taxable Municipal Bonds	—	1,956	—	1,956
Total	—	1,514,382	—	1,514,382
Derivative Financial Instruments
Assets
Futures Contracts[1]	63	—	—	63
Swap Contracts	—	433	—	433
Total	63	433	—	496
Liabilities
Futures Contracts[1]	(107)	—	—	(107)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.